United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Premier Municipal Income Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.5%
		Alabama—2.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100)/(Original Issue Yield: 6.25%), 10/1/2040	$1,316,693
415,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	457,504
1,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	1,112,550
		TOTAL	2,886,747
		Arizona—1.0%
1,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	1,076,560
320,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	349,334
		TOTAL	1,425,894
		California—9.3%
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.25%, 4/1/2040	1,373,170
300,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	332,313
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	275,607
400,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	448,052
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,151,360
375,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	385,219
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,297,157
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,149,440
110,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2021	124,520
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,165,745
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,153,560
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,106,480
1,500,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,740,825
		TOTAL	13,703,448
		Colorado—4.7%
820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	844,813
750,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	809,655
500,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	512,925
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.00% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,390,887
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	242,441
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,884,514
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2037	1,154,510
		TOTAL	6,839,745
		Delaware—0.5%
715,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	783,533
		District of Columbia—1.2%
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	260,084
1,290,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	1,445,265
		TOTAL	1,705,349

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—5.5%
$800,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	$889,304
965,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	966,225
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2030	1,135,750
750,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	862,140
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	2,278,060
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	199,503
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.05%), 4/1/2029	1,067,900
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	10,048
285,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00%, (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	176,723
180,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00%, (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	93,546
195,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
160,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00%, (Step Coupon 5/1/2018@6.61%)/(Original Issue Yield: 6.61%), 5/1/2039	55,001
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	78,039
65,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	28,912
185,000		Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.65%, 5/1/2040	185,050
		TOTAL	8,026,205
		Georgia—2.4%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,162,430
250,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	259,750
415,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00% (Original Issue Yield: 7.25%), 1/1/2040	434,841
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.14%), 11/1/2024	1,663,635
		TOTAL	3,520,656
		Guam—0.4%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	552,240
		Hawaii—0.6%
750,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	810,615
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	923,930
		Illinois—7.7%
1,400,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,581,034
625,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	735,831
1,000,000		Chicago, IL Special Assessment (Lakeshore East Project), Improvement Revenue Bonds, 6.75% (Original Issue Yield: 6.769%), 12/1/2032	1,000,200
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	878,468
565,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	669,881
1,250,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,444,112
420,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	420,235
1,250,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,343,950
1,000,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,080,000

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	$1,082,210
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,031,420
	TOTAL	11,267,341
	Indiana—2.9%
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	568,080
655,000	Indiana State Finance Authority Midwestern Relief(Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	666,469
1,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25%, 10/1/2031	1,733,730
1,200,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	1,350,348
	TOTAL	4,318,627
	Iowa—0.5%
700,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	714,574
	Kansas—1.5%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	2,254,900
	Kentucky—0.8%
$1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,123,070
	Louisiana—0.4%
500,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	532,785
	Maine—0.4%
600,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 6.75% (Original Issue Yield: 7.00%), 7/1/2041	654,942
	Maryland—0.8%
160,000	Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	170,499
690,000	Maryland State EDC (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.75% (Original Issue Yield: 5.875%), 6/1/2035	739,411
200,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	217,466
	TOTAL	1,127,376
	Massachusetts—0.4%
500,000	Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2012), 5.00%, 10/1/2029	574,760
	Michigan—6.2%
500,000	Michigan Finance Authority Local Government Loan Program (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	559,695
600,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM Corp. INS), 7/1/2037	677,178
1,750,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	1,914,903
300,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	338,412
1,000,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Refunding Revenue Bonds, 5.75% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.00%), 11/15/2039	1,104,560
1,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	987,450
1,705,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Refunding Revenue Bonds (Series 2014D), 5.00%, 9/1/2033	1,922,183
1,490,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,637,495
	TOTAL	9,141,876
	Minnesota—0.3%
400,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	459,996
	Mississippi—1.2%
1,240,000	Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,440,917

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—continued
$315,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	$347,313
		TOTAL	1,788,230
		Montana—0.2%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	364,840
		Nebraska—2.3%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,181,540
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2014A), 5.00%, 1/1/2039	1,120,370
		TOTAL	3,301,910
		New Jersey—4.4%
1,250,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.00%, 6/15/2034	1,335,863
750,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.00%, 6/15/2031	807,555
600,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	665,802
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2016A), 5.00%, 1/1/2034	1,744,920
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	966,340
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	1,001,150
		TOTAL	6,521,630
		New Mexico—0.5%
650,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	751,439
		New York—9.4%
1,000,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,129,430
200,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	226,176
1,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.00%, 5/1/2020	1,105,730
550,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	637,395
450,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	517,761
1,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (United States Treasury PRF 6/15/2018@100)/(Original Issue Yield: 5.57%), 6/15/2026	1,037,440
900,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	1,063,386
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,177,650
1,000,000	[1]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	1,086,850
1,030,000		New York Liberty Development Corp., (7 World Trade Center LLC) Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	1,159,141
2,000,000		New York Liberty Development Corp.,(4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,328,240
1,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2015B), 5.00%, 2/15/2028	1,202,320
750,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	852,285
250,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	292,653
		TOTAL	13,816,457
		North Carolina—2.9%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.00%, 1/15/2043	2,643,987
375,000		North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	388,781
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,182,850
		TOTAL	4,215,618

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—4.3%
$500,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.00%, 2/15/2042	$557,665
1,500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,492,560
945,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (Original Issue Yield: 6.22%), 11/15/2041	1,092,987
745,000	Muskingum County, OH, (Genesis Healthcare Corp.) Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	803,117
800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	952,600
450,000	Ohio State University, Revenue Bonds (Series 2008A), 5.00%, 12/1/2026	474,246
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	867,233
	TOTAL	6,240,408
	Oregon—0.2%
275,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	294,019
	Pennsylvania—6.0%
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	1,049,950
450,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	488,754
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2040	1,136,960
1,500,000	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.60%), 8/15/2035	1,566,720
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,138,110
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50% (United States Treasury PRF 12/1/2019@100), 12/1/2041	1,102,650
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625% (Original Issue Yield: 5.875%), 7/1/2042	611,144
1,630,000	Philadelphia, PA Water & Wastewater System, Water & Wastewater Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.13%), 1/1/2027	1,719,927
	TOTAL	8,814,215
	Rhode Island—0.7%
1,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	1,032,340
	Tennessee—5.1%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	623,550
1,750,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.07%), 7/1/2038	1,909,933
2,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	2,228,700
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50% (United States Treasury PRF 5/1/2018@ 100), 5/1/2038	2,661,089
	TOTAL	7,423,272
	Texas—9.5%
1,140,000	Arlington, TX Higher Education Finance Corp., (Uplift Education) Revenue Bonds (Series 2016A), 5.00%, 12/1/2036	1,252,324
800,000	Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00%, 7/1/2033	801,312
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/( Original Issue Yield: 6.30%), 1/1/2046	1,226,494
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	542,605
750,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	804,150
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	973,560
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (St. Luke's Health System), Revenue Refunding Bonds (Series 2009), 5.625% (United States Treasury PRF 2/15/2019@100), 2/15/2025	2,136,640
1,000,000	Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	1,043,900

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$200,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	$241,826
175,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	183,136
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	771,194
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	899,671
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Air Force Village), Retirement Facility Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.50%), 11/15/2044	1,116,300
750,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	766,995
825,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	845,658
315,000		Travis County, TX Health Facilities Development Corp. (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.00%, 1/1/2032	342,247
		TOTAL	13,948,012
		Washington—1.2%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	496,584
675,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	675,769
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	536,585
		TOTAL	1,708,938
		Wisconsin—1.5%
2,000,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 5/1/2019@100)/(Original Issue Yield: 6.10%), 5/1/2036	2,171,460
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $135,794,411)	145,741,397
		SHORT-TERM MUNICIPALS—0.5%
		New York—0.5%
100,000	[4]	New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.86%, 9/1/2017	100,000
700,000	[4]	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.86%, 9/1/2017	700,000
		TOTAL	800,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $800,000)	800,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $136,594,411)[5]	146,541,397
		OTHER ASSETS AND LIABILITIES—NET[6]	1,361,310
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(35,525,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$94,227,707
At August 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2017, these restricted securities amounted to $5,491,958, which represented 5.8% of total net assets.

Additional information on restricted securities held at August 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/13/2014	$302,154	$332,313
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$251,785	$275,607
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	8/27/2015	$419,786	$448,052
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$376,100	$385,219
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	8/11/2017	$890,252	$889,304
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%,12/15/2035	3/13/2015	$506,738	$512,925
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$1,000,000	$1,086,850
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$328,738	$349,334
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	7/22/2015	$679,146	$675,769
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%,1/1/2031	12/14/2016	$503,698	$536,585
2	Security in default.
3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	At August 31, 2017, the cost of investments for federal tax purposes was $136,383,943. The net unrealized appreciation of investments for federal tax purposes was $10,157,454. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,350,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $192,752.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017